BUSINESS ACQUISITIONS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Companies acquired in 2020
Business combinations actual and pro forma results of operations
Net revenues	₽ 495,273
Net income	62,079
Revenue of acquired entities since acquisition	355
Net (loss)/income of acquired entities since acquisition	₽ 25
Companies acquired in 2019
Business combinations actual and pro forma results of operations
Net revenues		₽ 476,257
Net income		55,101
Revenue of acquired entities since acquisition		238
Net (loss)/income of acquired entities since acquisition		₽ (15)
Companies acquired in 2018
Business combinations actual and pro forma results of operations
Net revenues			₽ 463,110
Net income			8,194
Revenue of acquired entities since acquisition			13,261
Net (loss)/income of acquired entities since acquisition			₽ 615